Cover	Jul. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2024
Entity File Number	001-41688
Entity Registrant Name	STRONG GLOBAL ENTERTAINMENT, INC.
Entity Central Index Key	0001893448
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	108 Gateway Blvd
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Mooresville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28117
City Area Code	(704)
Local Phone Number	994-8279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Voting Shares, without par value
Trading Symbol	SGE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false